Business Combination, Goodwill, and Intangible Assets, Net. (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Goodwill, and Intangible Assets, Net. [Abstract]
Schedule of Purchase Price Allocation for the Acquisition

The purchase price allocation for the acquisition has been determined as follows:

For the Year ended
December 31,
2023
Goodwill	$1,243
Technology	1,048
Customer relationships	887
Short term and long term IIA liability	(701)
$2,477

Schedule of Changes in the Carrying Amount of Goodwill

The following table represent the changes in carrying amount of goodwill:

	Year ended December 31,	Year ended December 31,
	2024	2023
Balance as of beginning of the year	$1,243	$-
Goodwill acquired	$-	$1,243
Closing balance	$1,243	$1,243

Schedule of Intangible Assets

The composition of intangible assets is as follows:

	Year ended December 31,	Year ended December 31,
	2024	2023
Original amount:
Technology	$1,048	$1,048
Customer relationships	887	887
	$1,935	$1,935
Less - accumulated amortization
Technology	$376	$151
Customer relationships	193	77
	569	228
Intangible assets, net	$1,366	$1,707